Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 4,293	$ 5,115	$ 1,570
Gross (loss) profit	(1,066)	2,734	313
Operating expenses	66,276	3,466	2,774
Operating (loss) profit from continuing operations	67,342	732	2,461
Other income (expenses)	(890)	199	596
(Loss) profit before provision for income taxes and non-controlling interests	(68,232)	(533)	(1,865)
Income tax benefit (expense)	309	(410)	(16)
Net (loss) profit from continuing operations	(67,923)	(943)	(1,881)
Identifiable long-lived assets	52,587	55,085
Total assets	90,130	139,717
Corporate unallocated [Member]
Operating expenses	831	769	609
Operating (loss) profit from continuing operations	831	769	609
Other income (expenses)	(457)	32	334
(Loss) profit before provision for income taxes and non-controlling interests	(1,288)	(737)	(275)
Net (loss) profit from continuing operations	(1,288)	(737)	(275)
Total assets	17	13
Operating Segments | LCD/LED Products
Operating expenses	616	933	1,504
Operating (loss) profit from continuing operations	616	933	1,504
Other income (expenses)	(306)	165	262
(Loss) profit before provision for income taxes and non-controlling interests	(922)	(768)	(1,242)
Net (loss) profit from continuing operations	(922)	(768)	(1,242)
Identifiable long-lived assets	1	2
Total assets	375	1,018
Operating Segments | Green energy products and services
Total assets		5,368
Operating Segments | Money lending services [Member]
Revenues	1,667	3,930	980
Gross (loss) profit	1,565	3,798	912
Operating expenses	3,048	1,971	45
Operating (loss) profit from continuing operations	1,483	(1,827)	(867)
Other income (expenses)	22	2
(Loss) profit before provision for income taxes and non-controlling interests	(1,461)	1,829	867
Income tax benefit (expense)	(534)	(522)	(175)
Net (loss) profit from continuing operations	(1,995)	1,307	692
Identifiable long-lived assets	468	478
Total assets	25,625	46,140
Operating Segments | Property lease and management
Revenues	1,130	1,185	590
Gross (loss) profit	(1,193)	(1,064)	(599)
Operating expenses	4,889	(207)	616
Operating (loss) profit from continuing operations	6,082	857	1,215
Other income (expenses)	(159)
(Loss) profit before provision for income taxes and non-controlling interests	(6,241)	(857)	(1,215)
Income tax benefit (expense)	400	112	159
Net (loss) profit from continuing operations	(5,841)	(745)	$ (1,056)
Identifiable long-lived assets	51,667	54,605
Total assets	52,116	65,383
Operating Segments | Financial technology solutions and services
Revenues	1,496
Gross (loss) profit	(1,438)
Operating expenses	56,892
Operating (loss) profit from continuing operations	58,330
Other income (expenses)	10
(Loss) profit before provision for income taxes and non-controlling interests	(58,320)
Income tax benefit (expense)	443
Net (loss) profit from continuing operations	(57,877)
Identifiable long-lived assets	451
Total assets	$ 11,997	$ 21,795